Subsequent Events (Details) - Shedule of proceeds	12 Months Ended
Mar. 31, 2022 USD ($)
Subsequent Events (Details) - Shedule of proceeds [Line Items]
Gross Proceeds from issue of shares	$ 14,250,000
Acquisition of customers	4,000,000
General corporate purposes	3,950,000
Development of assets	2,000,000
Repayment of the outstanding principal and interest on the 7% Senior Secured Promissory Note	1,450,000
Share issue expenses mainly underwriter commission, counsel fees and auditor fees.	2,850,000
Total	14,250,000
Used [Member]
Subsequent Events (Details) - Shedule of proceeds [Line Items]
Acquisition of customers	1,500,000
General corporate purposes	3,860,000
Development of assets	1,520,000
Repayment of the outstanding principal and interest on the 7% Senior Secured Promissory Note	1,450,000
Share issue expenses mainly underwriter commission, counsel fees and auditor fees.	1,950,000
Total	10,280,000
Unspent [Member]
Subsequent Events (Details) - Shedule of proceeds [Line Items]
Acquisition of customers	2,500,000
General corporate purposes	90,000.00
Development of assets	480,000
Share issue expenses mainly underwriter commission, counsel fees and auditor fees.	900,000
Total	$ 3,970,000